Property and equipment	12 Months Ended
Jan. 31, 2012
Property and equipment [Text Block]

NOTE 4 – Property and equipment

The balances of our major classes of depreciable assets are:

	January 31, 2012	January 31, 2011
Geology equipment	$290,736	$327,105
Vehicles and transportation equipment	50,180	50,180
Office furniture and equipment	73,451	74,572
	414,367	451,857
Less accumulated depreciation and amortization	(284,857)	(288,706)
	$129,510	$163,151